INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7 – INTANGIBLE ASSETS

	As of September 30,
	2018	2017
Land use rights, cost	$579,695	$598,293
Software, cost	506,600	5,780
Less: accumulated amortization	(148,074)	(140,902)
Intangible assets, net	$938,221	$463,171

The land use right represents the Company's land use rights in Wenzhou's plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2018 and 2017. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 11. Amortization expense was $12,137 and $12,705 for the years ended September 30, 2018 and 2017, respectively.